DEBT AND RELATED PARTY DEBT - Future principal payments (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
DEBT AND RELATED PARTY DEBT
2025	$ 2,491,000	$ 2,491,000
2026	9,768,000	9,768,000	$ 5,764,000
2027	9,404,000	9,404,000	6,218,000
Less adjustment to fair value of Senior Secured Convertible Debt	(2,990,000)	(2,990,000)
Total	18,673,000	18,673,000	$ 11,982,000
Term loans
DEBT AND RELATED PARTY DEBT
Debt discount and issuance costs capitalized	$ 31,000	$ 100,000